Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Cash equivalents (in Dollars)
Allowances for expected losses (in Dollars)	8,500,074		303,925
Prepayment recoverable (in Dollars)	0		0
Impairment losses on long-lived assets (in Dollars)
Not yet recognized revenue (in Dollars)	47,487,628		56,361,136
Employee total expense benefit plan (in Dollars)	156,112		279,926	415,011
Insured amount	102,054		102,828	63,898	$ 800,000	$ 800,000	$ 500,000
Uninsured amount (in Dollars)	4,380,654		615,797	257,219
Profit after tax (in Dollars)	94,280		96,278
Unrealized gain	23,437,041
Carrying value of investment
Convertible notes	19,567,461
Restricted cash	$ 46,197,750
Percentage of employee’s relevant salary income	5.00%	5.00%
Employee monthly relevant income	$ 3,844	$ 30,000
Borrowing rate	5.88%	5.88%	5.88%
Deemed dividends distribution on Series A preferred shares through additional paid-in capital	$ 16,593,954
Percentage of total revenue			100.00%	100.00%
Revenues, Total	50,111,828		$ 46,009,519	$ 48,821,619
Placement Agent Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible notes	3,655,804
Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents (in Dollars)	43,180,014
Carrying value of investment	43,180,014
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for expected losses (in Dollars)	$ 8,500,074		$ 303,925	$ 116,567
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	36.80%	36.80%	31.10%	33.40%
Revenues, Total	$ 18,429,730		$ 14,292,125	$ 16,307,205
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	31.80%	31.80%	27.70%
Customer Concentration Risk [Member] | Customer One [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	62.10%	62.10%	21.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	18.90%	18.90%	18.60%	14.70%
Revenues, Total	$ 9,460,005		$ 8,537,531	$ 7,193,410
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	28.80%	28.80%	19.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	16.70%	16.70%	18.50%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	16.30%	16.30%	12.00%	14.10%
Revenues, Total	$ 8,171,347		$ 5,527,718	$ 6,884,906
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	15.50%	15.50%	17.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			14.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			10.80%	13.90%
Revenues, Total			$ 4,961,042	$ 6,798,870
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			13.60%
Customer Concentration Risk [Member] | Customer Four [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			12.50%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			10.20%
Revenues, Total			$ 4,695,289
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			12.80%
Customer Concentration Risk [Member] | Customer Five [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			10.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	45.60%	45.60%	31.80%	38.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	42.30%	42.30%	31.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	13.90%	13.90%	16.80%	12.60%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	13.40%	13.40%	14.30%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	11.80%	11.80%	11.10%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	11.10%	11.10%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents (in Dollars)	$ 2,981,248
Carrying value of investment	$ 2,981,248
Percentage of total revenue	100.00%	100.00%
Hong Kong [Member] | Customer Concentration Risk [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	64.00%	64.00%
Kazakhstan [Member] | Customer Concentration Risk [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	34.00%	34.00%
United States [Member] | Customer Concentration Risk [Member] | Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	2.00%	2.00%
October 2025 Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Escrow offering deposits	$ 18,775,000
February 2026 Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Escrow offering deposits	75,000,000
Convertible Note Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Escrow offering deposits	20,175,000
Convertible Note Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Escrow offering deposits	$ 23,100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	21 months	21 months	3 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	96 months	96 months	73 months